Investment Securities - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2015	Dec. 31, 2014
Investment [Line Items]
Available for sale transferred to held to maturity, amortized cost	$ 222,322,423
Available for sale transferred to held to maturity, fair value	205,260,985
Available for sale transferred to held to maturity, net unrealized loss	$ (17,061,438)
Unamortized unrealized loss, before deferred taxes		$ 11,305,438	$ 15,516,336
Fair values of Investment securities, pledged as collateral for public deposits		201,482,967	156,226,081
Pooled Trust Preferred Securities [Member]
Investment [Line Items]
Unrealized loss on other investments		$ 15,425	$ 124,678